Liquidity and Going Concern - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Change in Accounting Estimate [Line Items]
Declared and paid dividends		$ 105,500,000
Dividends Common Stock Cash to Parent Indirectly		84,400,000
Indirect interest held in Petrodelta by HNR	32.00%	32.00%
Dividends declared by board of directors	30,600,000
Net (Loss) Attributable to Harvest			36,097,000	(23,147,000)	5,751,000	6,225,000	(1,040,000)	(44,305,000)		10,604,000	92,813,000	(3,152,000)	5,185,000	89,661,000	10,936,000	100,265,000	(12,211,000)	55,960,000		14,375,000
Negative cash flows from operations			(10,411,000)				(13,354,000)										(26,405,000)	(55,243,000)	[1],[2]	(8,126,000)	[1],[2]
Accumulated earnings			217,475,000	181,378,000	204,525,000	198,774,000	192,549,000	193,589,000	[3]				198,774,000		204,525,000		181,378,000	193,589,000	[3]
Working capital			14,100,000	40,500,000													40,500,000
Dividends declared net to HNR Finance	12,200,000
Dividends common stock cash from equity method investee due to indirect ultimate owner	$ 9,800,000
HNR Finance [Member]
Change in Accounting Estimate [Line Items]
Indirect interest held in Petrodelta by HNR		80.00%

[1]	For 2011, relates to the $2,288 thousand of lease maintenance costs, exploration overhead and $900 thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $(682) thousand were previously erroneously classified as an operating activity rather than an investing activity.
[2]	For 2010, relates to $167 thousand of lease maintenance costs and $(558) thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $3,221 thousand were improperly classified as an operating activity rather than an investing activity.
[3]	Relates to (a) net increase in expense in 2010 and 2011 related to exploration expense of $2,523 thousand (inclusive of the reclassification of exploration expense to impairment of oil and gas properties of $3,335 thousand), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011 (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.